Significant Accounting Policies - Cash and Cash Equivalents, Restricted Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 12,945	$ 9,408	$ 7,854
Restricted cash (included in other current assets)	144	3,065	2,913
Restricted cash (included in other assets)	216	218	276
Total cash, cash equivalents and restricted cash in the consolidated statements of cash flows	$ 13,305	$ 12,691	$ 11,043	$ 8,408